Exploration Expenditures (Tables)	12 Months Ended
Dec. 31, 2025
Exploration Expenditures [Abstract]
Schedule of Exploration Expenditures

The Company’s exploration expenditures by activity are as follows:

For the year ended December 31,	2025	2024
Salaries, studies, geological consultants and support, and travel	$12,700	$18,678
Site preparation, supplies, field and operational costs	8,107	12,805
Drilling and drilling related costs	1,456	14,877
Assay and analysis	735	2,735
Community relations, environmental and permitting	10,190	8,631
Concession fees	565	553
Reclamation provision	475	2,216
Amortization	1,117	1,012
	$35,345	$61,507

Schedule of Exploration Expenditures by Jurisdiction

The Company’s exploration expenditures by jurisdiction are as follows:

For the year ended December 31,	2025	2024
Ecuador	$32,908	$59,547
Chile	95	86
Mexico	165	162
Peru – Warintza costs	1,900	1,436
Peru – Capricho & Paco assets	277	276
	$35,345	$61,507